Derivatives and Hedging Activities (Offsetting Derivatives) (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Gross Amounts of Recognized Assets		$ 4,633
Gross Amounts of Recognized (Liabilities)	$ (8,933)	0
Gross Amounts Offset in the Consolidated Balance Sheet	0	0
Net Amounts of Assets presented in the Consolidated Balance Sheet	0	4,633
Net Amounts of Assets presented in the Consolidated Balance Sheet	(8,933)	0
Gross Amounts Not Offset in the Statement of Financial Position, Financial Instruments	0	0
Gross Amounts Not Offset in the Statement of Financial Position, Cash Collateral Received	0	0
Net Amount	$ (8,933)
Net Amount		$ 4,633